SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

8. SUBSEQUENT EVENTS

In accordance with ASC 855 Subsequent Events, the Company has evaluated events and transactions subsequent to March 31, 2026 through the date these financial statements were issued. Management did not identify any subsequent events that would require disclosure in these consolidated financial statements.

12. SUBSEQUENT EVENTS

Common Stock Cancellations

Effective as of October 8, 2025, certain founders and other Company shareholders voluntarily surrendered an aggregate of 31,752,690 shares of Common Stock to the Company for no consideration. Consequently, as of the date of the filing, the Company had 9,440,362 shares of Common Stock outstanding.